Description of business (Details)	12 Months Ended
Dec. 31, 2020 Employee Location Country
Product Information [Line Items]
Number of employees | Employee	15,730
Number of locations in which company operates | Location	93
Number of countries in which company operates | Country	41
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	33.10%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	57.10%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	9.80%